Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Liquidity position - Tabular disclosure (Details) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Cash	€ 2,167
Cash equivalents	3,166
Investments at fair value	2,647
Available undrawn amount of credit facilities	6,085
Liquidity position	€ 14,065